Sale of Equipment Installment Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Changes In Other Assets [Abstract]
Finance Receivables [Table Text Block]
	2016	2015	2014
Gross receivables sold	$7,629	$7,436	$4,707
Net receivables sold[1]	6,913	6,704	4,126
Cash proceeds received	4,574	4,439	2,528
Deferred purchase price recorded	2,368	2,266	1,629
[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.

Finance Receivables Repurchased [Table Text Block]
	2016	2015	2014
Fair value of repurchased receivables	$1,675	$685	$-
Carrying value of deferred purchase price	1,638	534	-
Gain on repurchases[1]	$37	$151	$-
[1]	These gains are included in “Selling, general and administrative” in the consolidated statements of income.